UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File No. 811‑08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

John G. Popp
Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325‑2000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2022 to April 30, 2023

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees
Steven N. Rappaport
Chairman of the Board
Laura A. DeFelice
Samantha Kappagoda
Mahendra R. Gupta
John G. Popp

Officers
John G. Popp
Chief Executive Officer and President
Thomas J. Flannery
Chief Investment Officer
Rachael Hoffman
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Omar Tariq
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, MA 02114-2016

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078

Legal Counsel
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2023
(unaudited)

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report
April 30, 2023 (unaudited)

May 24, 2023
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund (the “Fund”) for the six‑month period ended April 30, 2023.
Performance Summary
11/01/2022 – 04/30/2023

Fund & Index	Performance
Total Return (based on net asset value (“NAV”))[1]	9.80%
Total Return (based on market value)[1]	11.56%
ICE BofA US High Yield Constrained Index[2]	5.88%
Market Review: A positive period
The semiannual period ended April 30, 2023, (the “Period”) was positive for the high yield market, as risk assets recovered due to expectations for a slowdown in the tightening of financial conditions. High yield trading levels were supported by positive technical factors including high portfolio cash balances following a dearth of new issuance supply throughout 2022. The ICE BofA US High Yield Constrained Index (the “Index”) gained +5.88% for the Period. Longer term U.S. treasury yields, however, declined over the Period, with the 10‑year yield falling 63 basis points to 3.42%, as moderating inflation and muted economic growth forecasts suggested lower rates in the future. Yields within the high yield asset class also declined to end the Period at 8.36%—61 basis points lower than on October 31, 2022—while spreads were relatively flat and ended the Period at 470 basis points.
For the Period, CCC‑rated bonds strongly outperformed the Index, gaining +6.78%. BB‑rated and B‑rated bonds were relatively in line with the Index, gaining +5.82% and +5.87%, respectively.
From an industry perspective, health facilities, theaters & entertainment, and printing & publishing were the best performing sectors, returning +15.46%, +12.45% and +12.38%, respectively. In contrast, the worst performing sectors included discount stores, reinsurance, and media content, losing ‑25.49%, ‑4.06% and ‑3.53%, respectively.
As expected, following very little action in 2022, default activity increased in the first several months of 2023. According to JP Morgan, including distressed exchanges, default activity ended the Period at 2.18%—up 166 basis points over the prior 12 months. We are seeing an uptick in bankruptcies and other distressed activity, but do not currently expect a significant wave of defaults in the near-term.
Outflows from high yield mutual funds have persisted for the past couple of years and, despite better returns thus far in 2023, flows continue to be negative. Year‑to‑date outflows totaled $9.0 billion as of April 30, 2023.
2022 had decade‑low new high yield bond issuance of $106.5 billion and slow primary activity has continued into 2023. In the year‑to‑date through April 30, 2023, high yield issuance totaled $59.3 billion, which is up 3% year-over-year, as capital markets activity has remained depressed due to economic uncertainty.
Strategic Review and Outlook: Uncertainty ahead
For the Period, the Fund outperformed the Index on both an NAV and market-price perspective. From a sector perspective, the greatest contributors to performance were basic industry, media and technology & electronics. Ratings-wise, relative return was most helped by positive contributions from B3, Caa1 and Caa2.

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report (continued)
April 30, 2023 (unaudited)

The high yield market has performed well thus far in 2023, due to improving risk sentiment—alongside signals of moderating inflation in the U.S.—and expectations for a slowdown in the pace of central bank tightening. Yields have declined in the year‑to‑date and market technicals have improved, especially when compared to 2022. Still, we are only just beginning to see the consequences of substantial rate hikes and persistent elevated inflation on corporate earnings. As a result, certain sectors of the economy are facing real risks associated with higher funding costs and tougher lending standards. It is prudent to be cautious given this backdrop, but we continue to believe there is an attractive risk/reward opportunity in the high yield market. Strong credit selection and a commitment to underwriting standards are key as we navigate through an extended period of uncertainty.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.
The Fund is non‑diversified, which means it may invest a greater proportion of its assets in securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2023; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of distributions.
[2]
The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*
Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**
John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report (continued)
April 30, 2023 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	0.73%	9.25%	3.98%	5.64%
Market Value	0.29%	10.03%	2.29%	4.04%
Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1‑800‑293‑1232.
The annualized gross and net expense ratios are 4.04% and 3.84%, respectively.
Credit Quality Breakdown*
(% of Total Investments as of April 30, 2023)

S&P Ratings**

BBB	2.1%
BB	28.8
B	36.3
CCC	23.2
CC	0.0 [1]
D	0.2
NR	7.7

Subtotal	98.3
Equity and Other	1.7
Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

[1]	This amount represents less than 0.1%.

Credit Suisse High Yield Bond Fund
Schedule of Investments
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (98.1%)

Aerospace & Defense (1.2%)

$300	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B‑, B2)	02/01/29	7.500	$295,615

1,505	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB‑, Ba3)	09/30/28	4.750	1,393,284

800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 05/30/23 @ 101.88)	(B‑, B3)	03/15/27	7.500	805,532

					2,494,431

Air Transportation (0.7%)

450	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 103.94)(1),(2)	(B‑, Caa1)	05/01/27	7.875	430,220

1,200	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B‑, Caa1)	02/01/30	6.375	1,039,613

					1,469,833

Auto Parts & Equipment (1.2%)

600	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	615,929

1,480	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.13)(1),(2)	(B‑, Caa1)	05/15/27	8.500	1,488,923

546	IHO Verwaltungs GmbH, 4.75% Cash, 5.50% PIK, Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.58)(1),(3)	(BB‑, Ba2)	09/15/26	4.750	491,876

					2,596,728

Automakers (0.6%)

300	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB‑, B1)	10/15/29	4.000	246,373

990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	958,869

					1,205,242

Brokerage (0.9%)

1,920	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 104.31)(1)	(BB‑, Ba3)	06/15/25	8.625	1,946,563

Building & Construction (2.4%)

2,010	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	1,905,284

1,000	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB‑, NR)	08/15/29	6.625	910,566

2,061	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	1,872,006

525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	453,704

					5,141,560

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (7.2%)

$2,250	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB‑, Ba2)	06/15/30	6.375	$2,228,141

300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB‑, Ba2)	03/01/30	5.000	280,646

2,100	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB‑, Ba2)	06/15/32	6.375	2,095,229

1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,099,279

3,389	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,709,711

1,600	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	1,409,888

359	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	285,029

2,797	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,345,872

1,750	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,533,122

1,410	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	1,034,052

700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	512,276

					15,533,245

Cable & Satellite TV (3.0%)

600	CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB‑, B1)	03/01/31	7.375	588,364

1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/01/24	5.250	1,283,400

525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 101.83)(1)	(B, B1)	04/15/27	5.500	449,555

750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.69)(1)	(B, B1)	02/01/28	5.375	616,146

900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B1)	11/15/31	4.500	631,449

2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 102.75)(1)	(BB‑, Ba3)	03/01/28	5.500	1,860,500

1,200	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB‑, B1)	07/15/31	4.875	1,036,764

					6,466,178

Chemicals (4.5%)

300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 101.44)(1)	(BB‑, Ba3)	05/15/25	5.750	300,112

715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB‑, Ba3)	08/01/30	7.125	731,612

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals

$950	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B‑, B2)	05/15/28	4.750	$788,595

1,200	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC, Caa2)	05/15/29	5.250	897,632

1,350	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(2)	(BB, Ba2)	05/15/28	6.750	1,334,434

525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	414,661

2,100	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 103.38)(1)	(CCC, Caa2)	05/15/26	6.750	1,277,735

1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB‑, B1)	03/15/29	4.625	998,948

3,335	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,553,234

500	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B, B1)	03/01/31	7.375	501,627

					9,798,590

Consumer/Commercial/Lease Financing (1.2%)

2,900	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	2,606,201

Diversified Capital Goods (0.8%)

2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,785,257

Electronics (0.8%)

751	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	668,158

1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,015,305

					1,683,463

Energy - Exploration & Production (2.4%)

62	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	61,376

800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	740,902

2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	2,486,228

2,100	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,902,527

					5,191,033

Environmental (0.4%)

900	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	891,198

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Food - Wholesale (0.5%)

$1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1),(2)	(B+, B3)	06/01/30	4.625	$1,052,717

Gaming (2.2%)

500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	458,284

1,200	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	1,158,204

1,250	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/26 @ 103.38)(1)	(B+, B1)	05/01/31	6.750	1,258,300

332	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	314,828

618	Fertitta Entertainment Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	541,659

1,238	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	1,078,174

					4,809,449

Gas Distribution (5.0%)

1,200	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,006,164

1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/30/23 @ 101.56)	(B, B2)	05/15/26	6.250	1,085,230

429	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	430,116

1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,712,169

600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	559,483

600	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	592,252

300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB‑, B1)	04/15/28	6.875	302,219

600	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/19/23 @ 103.38)(1)	(BB, B1)	09/15/25	6.750	572,324

1,450	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,332,634

1,770	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,636,808

915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	816,215

750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 105.63)(1)	(BB‑, B1)	10/01/25	7.500	756,543

					10,802,157

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Facility (0.2%)

$600	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B‑, B3)	10/31/29	4.375	$538,645

Health Services (2.0%)

1,560	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB‑, Ba3)	04/15/29	4.000	1,374,649

2,400	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	1,972,635

969	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB‑, Ba3)	02/15/30	5.375	886,029

					4,233,313

Insurance Brokerage (4.9%)

1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 107.59)(1),(2)	(CCC+, Caa2)	08/01/26	10.125	1,018,692

893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	874,033

1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B‑, B2)	03/15/30	8.500	1,215,372

1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,525,987

950	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	866,020

600	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(1)	(B, B1)	10/01/30	7.500	588,606

4,055	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,541,540

1,200	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB‑, B1)	02/01/30	4.375	1,070,822

					10,701,072

Investments & Misc. Financial Services (3.4%)

2,850	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,367,623

2,050	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,847,601

1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	936,040

1,560	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	1,320,127

300	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	234,803

600	Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.31)(1),(2)	(NR, Ba3)	11/01/26	4.625	564,946

					7,271,140

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Machinery (4.6%)

$2,150	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	$1,959,259

2,195	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB‑, B2)	12/15/28	4.125	1,965,531

2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,558,369

3,335	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.88)(1)	(B, B3)	07/31/27	5.750	2,756,223

600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 05/09/23 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	599,705

500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	509,012

500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	509,596

					9,857,695

Managed Care (0.3%)

750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	671,588

Media - Diversified (0.1%)

300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	276,957

Media Content (0.5%)

1,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,071,372

Metals & Mining - Excluding Steel (5.0%)

1,200	Alcoa Nederland Holding B.V., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	1,183,122

375	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB‑, NR)	11/15/29	3.875	301,180

2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,404,620

2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/09/23 @ 101.72)(1)	(B+, NR)	03/01/26	6.875	2,109,021

600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.31)(1)	(BB‑, B2)	03/01/28	4.625	530,412

600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB‑, B2)	06/01/31	4.500	476,241

182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	164,991

1,692	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,474,730

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Metals & Mining - Excluding Steel

$2,325	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.50)(1)	(B‑, B3)	02/15/26	7.000	$2,147,051

					10,791,368

Non - Electric Utilities (0.4%)

900	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB‑, B1)	06/01/31	5.000	787,975

Packaging (3.8%)

690	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(4)	(B+, Caa1)	09/01/29	3.000	561,713

600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	622,463

300	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	309,375

600	Intelligent Packaging Ltd. Co‑Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 103.00)(1)	(B‑, B3)	09/15/28	6.000	500,228

750	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	758,869

1,200	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,229,760

1,500	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/23 @ 102.31)(1)	(CCC+, Caa2)	08/01/24	9.250	1,535,700

3,060	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB‑, Ba3)	04/15/29	4.125	2,726,888

					8,244,996

Personal & Household Products (0.9%)

2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes(1),(5),(6),(7),(8)	(NR, NR)	03/15/25	0.000	18,750

2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,898,160

					1,916,910

Pharmaceuticals (1.3%)

600	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(CCC+, Caa1)	06/01/28	4.875	395,856

1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(B, Caa2)	08/15/28	3.875	564,936

800	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B‑, Caa1)	10/15/28	4.750	638,587

1,500	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB‑, B1)	01/15/29	3.625	1,254,900

					2,854,279

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Real Estate Investment Trusts (1.1%)

$1,906	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB‑, Ba3u)	12/15/27	3.750	$1,447,970

600	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB‑, Ba3)	07/15/26	3.625	516,882

600	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB‑, Ba3)	01/15/27	4.375	517,593

					2,482,445

Recreation & Travel (5.6%)

2,400	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	2,175,688

3,475	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B, B3)	08/15/29	5.250	3,130,732

450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.19)(1)	(BB, Ba3)	05/01/25	8.750	460,647

1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	1,467,600

2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 100.00)(1)	(B, B3)	07/31/24	4.875	2,151,345

2,835	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,634,948

					12,020,960

Restaurants (0.2%)

376	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	367,634

Software - Services (7.3%)

1,300	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	1,288,691

2,550	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,208,593

2,675	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,839,260

945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB‑, Ba3)	12/01/29	3.875	795,324

1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB‑, Ba1)	12/01/27	6.900	1,240,706

1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB‑, Ba3)	12/01/31	4.125	1,036,101

2,512	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,369,272

4,060	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,272,302

2,100	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1),(2)	(B+, B1)	02/01/29	3.875	1,812,694

					15,862,943

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Specialty Retail (3.5%)

$61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/09/23 @ 102.25)	(BB, B1)	03/01/28	4.500	$55,483

733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	651,373

300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	267,379

300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	258,728

102	Eagle Intermediate Global Holdings B.V.(6),(8)	(NR, NR)	05/01/25	0.000	50,582

77	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(1),(6),(8)	(NR, NR)	05/01/25	7.500	48,384

2,800	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(1)	(NR, Caa2)	05/01/25	7.500	1,816,500

1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.13)(1)	(B‑, B3)	10/30/25	8.500	1,353,590

600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB‑, B2)	05/01/29	4.875	512,054

600	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	513,900

900	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1),(2)	(BB‑, B1)	11/15/29	4.625	756,068

1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB‑, B1)	11/15/31	4.875	1,394,611

					7,678,652

Steel Producers/Products (0.9%)

2,395	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,858,894

Support - Services (8.0%)

602	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	524,652

1,821	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	1,696,099

1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa1)	06/01/29	6.000	1,530,738

600	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1),(2)	(B‑, Caa1)	07/01/29	4.875	536,402

3,900	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B‑, B2)	05/01/28	4.500	3,192,247

3,065	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.56)(1)	(B, B2)	07/31/26	7.125	2,990,988

775	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB‑, B2)	12/15/28	3.875	671,450

500	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB+, Ba2)	03/01/29	3.500	437,743

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support - Services

$900	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB‑, Baa3)	12/15/29	6.000	$914,249

750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 103.56)(1)	(BB, Ba3)	06/15/25	7.125	764,595

750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	771,500

1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,581,144

865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	796,638

1,050	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB‑, B2)	01/15/30	5.000	918,104

					17,326,549

Tech Hardware & Equipment (2.8%)

510	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/09/23 @ 101.67)(1)	(CCC+, Caa1)	03/15/27	5.000	346,585

2,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,866,924

2,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB‑, B1)	05/15/29	4.750	2,080,966

1,980	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB‑, B1)	11/15/28	4.125	1,789,670

					6,084,145

Telecom - Wireline Integrated & Services (3.2%)

2,785	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B‑, B2)	01/15/29	5.125	2,060,702

300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B‑, B2)	07/15/29	5.125	222,060

300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B‑, B2)	10/15/29	5.500	224,851

1,005	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	884,026

1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,712,166

300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	257,289

1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.25)(1),(9)	(BB‑, Ba3)	04/15/27	5.000	1,165,368

600	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB‑, Ba3)	01/31/31	4.250	498,204

					7,024,666

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Theaters & Entertainment (2.1%)

$2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(3)	(CCC‑, Caa3)	06/15/26	10.000	$1,606,184

2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 100.00)(1)	(B, B2)	11/01/24	4.875	2,175,217

400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 101.41)(1)	(B, B2)	03/15/26	5.625	390,186

500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 103.56)(1)	(B, B2)	10/15/27	4.750	464,646

					4,636,233

Transport Infrastructure/Services (1.0%)

2,100	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	2,154,557

TOTAL CORPORATE BONDS (Cost $231,682,053)					212,188,833

BANK LOANS (28.6%)

Advertising (1.4%)

156	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(10)	(B, B1)	09/13/24	8.775	155,411

2,797	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(10)	(B, B1)	09/13/24	8.775	2,787,597

					2,943,008

Aerospace & Defense (1.3%)

1,500	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(10)	(NR, NR)	01/31/28	13.775	1,351,875

397	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(10)	(B, B2)	02/15/29	8.764 – 9.033	382,112

1,214	Peraton Corp., LIBOR 3M + 7.750%(10)	(NR, NR)	02/01/29	12.651	1,166,863

					2,900,850

Auto Parts & Equipment (0.4%)

387	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(3),(8),(10)	(NR, NR)	03/02/26	15.273	383,562

500	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(3),(10)	(NR, WR)	08/28/25	10.840	418,923

					802,485

Building Materials (0.4%)

800	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(10)	(B, B2)	08/01/28	10.515	749,449

Chemicals (0.9%)

522	Ascend Performance Materials Operations LLC, SOFR 3M + 4.750%(10)	(BB‑, Ba3)	08/27/26	9.715	517,200

841	Polar U.S. Borrower LLC, SOFR 3M + 4.750%(10)	(CCC+, B3)	10/15/25	9.721 – 9.727	695,411

878	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B3)	08/12/24	9.159	753,973

					1,966,584

Diversified Capital Goods (1.0%)

898	Dynacast International LLC(11)	(CCC, Caa2)	10/22/25	0.000	684,504

1,496	Electrical Components International, Inc., PRIME 3M + 7.500%(8),(10)	(B‑, B2)	06/26/25	15.500	1,376,200

					2,060,704

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Electronics (1.1%)

$2,379	Idemia Group, LIBOR 3M + 4.500%(10)	(B, B3)	01/09/26	9.659	$2,373,545

Energy - Exploration & Production (0.0%)

2,683	PES Holdings, LLC, 3.000% PIK(3),(5),(10)	(NR, WR)	12/31/24	3.000	78,826

Food & Drug Retailers (0.6%)

1,500	WOOF Holdings, Inc., LIBOR 3M + 7.250%(8),(10)	(CCC, Caa2)	12/21/28	12.421	1,237,500

Gas Distribution (1.2%)

1,069	BCP Renaissance Parent LLC, SOFR 3M + 3.500%(10)	(B+, B2)	10/31/26	8.398	1,063,239

1,557	Traverse Midstream Partners LLC, SOFR 3M + 3.750%(10)	(B+, B2)	02/16/28	8.726	1,542,512

					2,605,751

Health Facility (0.3%)

799	Carestream Health, Inc., SOFR 3M + 7.500%(10)	(B‑, B3)	09/30/27	12.498	577,753

Health Services (1.2%)

1,230	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC‑, Caa2)	12/17/29	11.775	880,219

1,772	U.S. Radiology Specialists, Inc., SOFR 1M + 5.250%(10)	(B‑, B3)	12/15/27	10.332	1,642,489

					2,522,708

Investments & Misc. Financial Services (1.5%)

2,329	AqGen Ascensus, Inc., LIBOR 1M + 6.500%(10)	(CCC, Caa2)	08/02/29	11.375	2,103,775

1,298	Deerfield Dakota Holding LLC, LIBOR 3M + 6.750%(10)	(CCC, Caa2)	04/07/28	11.909	1,207,478

123	Ditech Holding Corp.(5),(7),(8)	(NR, WR)	06/30/22	0.000	7,404

					3,318,657

Machinery (1.1%)

2,123	LTI Holdings, Inc., LIBOR 1M + 6.750%(10),(12)	(CCC+, Caa2)	09/06/26	11.775	1,872,720

579	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B‑, B2)	09/06/25	8.525	565,314

					2,438,034

Media - Diversified (0.5%)

149	Technicolor Creative Studios, EURIBOR 3M + 0.500%(4),(8),(10)	(NR, NR)	07/31/26	3.552	162,325

139	Technicolor Creative Studios(4),(8),(11)	(NR, NR)	07/31/26	0.000	151,860

1,145	Technicolor Creative Studios(4),(5),(7)	(D, Caa3)	09/15/26	0.000	651,002

					965,187

Medical Products (0.8%)

919	Femur Buyer, Inc., SOFR 3M + 5.500%(8),(10)	(CCC+, NR)	08/05/25	10.376	810,571

977	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(8),(10)	(CCC+, B3)	07/02/25	11.268	967,443

					1,778,014

Packaging (0.0%)

800	Strategic Materials, Inc., LIBOR 3M + 7.750%(10),(12)	(CC, C)	10/31/25	12.564	76,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Personal & Household Products (1.6%)

$1,200	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(10)	(CCC+, Caa1)	12/20/29	11.082	$1,116,000

1,726	Serta Simmons Bedding, LLC (First Out Term Loan)(5),(7)	(NR, WR)	08/10/23	0.000	1,732,005

1,046	Serta Simmons Bedding, LLC (Second Out Term Loan)(5),(7)	(NR, WR)	08/10/23	0.000	626,539

					3,474,544

Pharmaceuticals (0.1%)

583	Akorn, Inc.(5),(7)	(NR, WR)	10/01/25	0.000	143,408

					143,408

Recreation & Travel (1.9%)

959	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(10)	(CCC‑, Caa3)	09/04/26	12.832	750,897

1,811	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(10)	(B‑, B3)	09/05/25	8.832	1,639,192

787	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC‑, Caa2)	04/27/25	9.960	437,386

1,082	Hornblower Sub LLC, LIBOR 3M + 8.125%(8),(10)	(NR, NR)	11/10/25	12.994	1,077,062

300	Hornblower Sub LLC, LIBOR 3M + 8.125%(8),(10)	(NR, NR)	11/20/25	12.994	298,500

					4,203,037

Restaurants (0.1%)

300	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	12.525	277,063

Software - Services (8.2%)

1,705	Aston FinCo Sarl, LIBOR 1M + 4.250%(8),(10)	(B‑, B3)	10/09/26	9.275	1,466,154

893	Astra Acquisition Corp., LIBOR 1M + 5.250%(10)	(B, B1)	10/25/28	10.275	718,118

900	CommerceHub, Inc., SOFR 3M + 7.000%(10)	(CCC, Caa2)	12/29/28	11.777	744,975

1,810	Epicor Software Corp., SOFR 1M + 7.750%(10)	(CCC, Caa2)	07/31/28	12.832	1,808,163

680	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(10)	(CCC+, B3)	06/13/24	8.655	650,171

3,011	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(10)	(CCC‑, Caa3)	06/13/25	12.405	2,560,810

957	GHX Ultimate Parent Corp., LIBOR 1M + 3.250%(8),(10)	(B‑, B2)	06/28/24	8.275	956,861

2,593	Hyland Software, Inc., LIBOR 1M + 3.500%(10)	(B‑, B1)	07/01/24	8.525	2,579,705

420	Hyland Software, Inc., LIBOR 1M + 6.250%(10)	(CCC, Caa1)	07/07/25	11.275	404,624

1,574	Open Text Corp., SOFR 1M + 3.500%(10)	(BBB‑, Ba1)	01/31/30	8.582	1,574,975

1,792	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(10)	(B, B3)	04/26/24	9.030	1,790,768

1,491	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(10)	(B‑, B2)	02/01/29	9.445	1,282,779

200	Redstone Holdco 2 LP(11)	(CCC+, Caa3)	04/27/29	0.000	122,800

1,342	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(10)	(B‑, B3)	04/27/28	10.005	1,145,990

					17,806,893

Support - Services (0.9%)

600	LaserShip, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC, Caa3)	05/07/29	12.659	390,000

1,196	LaserShip, Inc., LIBOR 3M + 4.500%(10)	(B‑, B3)	05/07/28	9.659	1,035,466

600	TruGreen Limited Partnership, LIBOR 3M + 8.500%(8),(10)	(CCC, Caa2)	11/02/28	13.773	405,000

					1,830,466

Telecom - Wireline Integrated & Services (1.2%)

1,950	Patagonia Holdco LLC, SOFR 3M + 5.750%(10)	(NR, B1)	08/01/29	10.473	1,595,885

1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(10),(12)	(CCC, Caa2)	07/23/26	12.520	1,023,750

					2,619,635

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Theaters & Entertainment (0.9%)

$1,958	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B+, B3)	05/18/25	7.780	$1,955,989

TOTAL BANK LOANS (Cost $69,936,081)					61,706,090

ASSET BACKED SECURITIES (7.6%)

Collateralized Debt Obligations (7.6%)

1,000	Anchorage Capital CLO 15 Ltd., 2020‑15A, Rule 144A, LIBOR 3M + 7.400%(1),(10)	(NR, Ba3)	07/20/34	12.650	926,726

1,500	Anchorage Capital CLO 25 Ltd., 2022‑25A, Rule 144A, SOFR 3M + 7.170%(1),(10)	(NR, Ba3)	04/20/35	12.218	1,392,128

1,250	Anchorage Credit Funding 4 Ltd., 2016‑4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,016,770

1,250	Battalion CLO 18 Ltd., 2020‑18A, Rule 144A, LIBOR 3M + 6.710%(1),(10)	(BB‑, NR)	10/15/36	11.970	1,004,938

1,250	Benefit Street Partners CLO X Ltd., 2016‑10A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(BB‑, NR)	04/20/34	12.000	1,151,484

1,500	Cedar Funding VI CLO Ltd., 2016‑6A, Rule 144A, LIBOR 3M + 6.720%(1),(10)	(BB‑, NR)	04/20/34	11.970	1,354,335

1,500	CIFC Funding Ltd., 2017‑1A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	04/23/29	8.761	1,451,791

1,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	07/15/31	11.410	1,306,384

1,500	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110%(1),(10)	(BB‑, NR)	10/20/34	12.360	1,296,727

1,500	Marble Point CLO XXIII Ltd., 2021‑4A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba1)	01/22/35	11.023	1,351,360

600	MP CLO III Ltd., 2013‑1A, Rule 144A, LIBOR 3M + 3.050%(1),(10)	(NR, Ba1)	10/20/30	8.300	539,198

1,000	Oaktree CLO Ltd., 2019‑4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB‑, NR)	10/20/32	12.480	934,263

1,500	Palmer Square Credit Funding Ltd., 2019‑1A, Rule 144A(1)	(NR, Baa2)	04/20/37	5.459	1,334,090

1,000	Venture 41 CLO Ltd., 2021‑41A, Rule 144A, LIBOR 3M + 7.710%(1),(10)	(BB‑, NR)	01/20/34	12.960	891,814

600	Vibrant CLO VII Ltd., 2017‑7A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(NR, Baa3)	09/15/30	8.850	536,383

TOTAL ASSET BACKED SECURITIES (Cost $18,036,027)					16,488,391

Shares

COMMON STOCKS (0.7%)

Auto Parts & Equipment (0.1%)

27,589	Jason Group, Inc.(7)				248,302

Chemicals (0.5%)

5,400	Project Investor Holdings LLC(6),(7),(8),(12)				54

89,998	Proppants Holdings LLC(6),(7),(8),(12)				1,800

15,074	UTEX Industries, Inc.(7)				959,716

					961,570

Energy - Exploration & Production (0.0%)

111,570	PES Energy, Inc.(6),(7),(8),(12)				1,116

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Shares		Value

COMMON STOCKS (continued)

Pharmaceuticals (0.0%)

68,836	Akorn Holding Company LLC(7)	$17,209

Private Placement (0.0%)

461,538	Technicolor Creative Studios SA(7),(13)	50,750

Specialty Retail (0.0%)

105	Eagle Intermediate Global Holdings B.V., Class B(6),(7),(8)	1

Support - Services (0.0%)

2,100	LTR Holdings, Inc.(6),(7),(8),(12)	3,111

Theaters & Entertainment (0.1%)

461,538	Vantiva SA(4),(7)	111,254

TOTAL COMMON STOCKS (Cost $5,133,412)		1,393,313

WARRANT (0.0%)

Chemicals (0.0%)

22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(12) (Cost $11,699)	—

SHORT-TERM INVESTMENTS (9.4%)

3,570,806	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.74%	3,570,806

16,815,013	State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(14)	16,815,013

TOTAL SHORT-TERM INVESTMENTS (Cost $20,385,819)		20,385,819

TOTAL INVESTMENTS AT VALUE (144.4%) (Cost $345,185,091)		312,162,446

LIABILITIES IN EXCESS OF OTHER ASSETS (‑44.4%)		(95,918,102)

NET ASSETS (100.0%)		$216,244,344

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $222,725,706 or 103.0% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2‑K).

(3)	PIK: Payment‑in‑kind security for which part of the income earned may be paid as additional principal.

(4)	This security is denominated in Euro.

(5)	Bond is currently in default.

(6)
Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(7)	Non‑income producing security.

(8)	Security is valued using significant unobservable inputs.

(9)	This security is denominated in British Pound.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2023. The rate may be subject to a cap and floor.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

(11)
The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2023.

(12)	Illiquid security.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.

(14)	Represents security purchased with cash collateral received for securities on loan.
INVESTMENT ABBREVIATIONS
1M = 1 Month
3M = 3 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating
Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	710,608	USD	755,626	10/11/23	Barclays Bank PLC	$755,626	$790,982	$35,356
EUR	526,292	USD	553,172	10/11/23	Deutsche Bank AG	553,172	585,818	32,646
EUR	768,633	USD	805,710	10/11/23	Morgan Stanley	805,710	855,570	49,860
GBP	50,783	USD	59,453	10/11/23	Deutsche Bank AG	59,453	63,974	4,521
GBP	6,553	USD	7,634	10/11/23	Morgan Stanley	7,634	8,255	621

Total Unrealized Appreciation								$123,004

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	4,353,530	EUR	4,288,402	10/11/23	Deutsche Bank AG	$(4,353,530)	$(4,773,446)	$(419,916)
USD	66,853	EUR	60,542	10/11/23	JPMorgan Chase	(66,853)	(67,389)	(536)
USD	28,601	GBP	23,307	10/11/23	Barclays Bank PLC	(28,601)	(29,361)	(760)
USD	1,102,066	GBP	983,871	10/11/23	Deutsche Bank AG	(1,102,066)	(1,239,422)	(137,356)

Total Unrealized Depreciation								$(558,568)

Total Net Unrealized Appreciation/(Depreciation)								$(435,564)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $16,815,013 (Cost $345,185,091) (Note 2)	$312,162,446	[1]
Foreign currency at value (Cost $176,966)	180,872
Cash segregated at brokers for forward contracts (Note 2)	350,000
Receivable for investments sold	5,878,300
Interest receivable	4,738,263
Unrealized appreciation on forward foreign currency contracts (Note 2)	123,004

Total assets	323,432,885

Liabilities
Investment advisory fee payable (Note 3)	203,606
Administrative services fee payable (Note 3)	15,854
Loan payable (Note 4)	83,500,000
Payable upon return of securities loaned (Note 2)	16,815,013
Payable for investments purchased	5,519,904
Unrealized depreciation on forward foreign currency contracts (Note 2)	558,568
Interest payable (Note 4)	420,907
Commitment fees payable (Note 4)	19,216
Trustees’ fee payable	35,421
Due to custodian	517
Accrued expenses	99,535

Total liabilities	107,188,541

Net Assets
Applicable to 103,513,735 shares outstanding	$216,244,344

Net Assets
Capital stock, $.001 par value (Note 6)	103,514
Paid‑in capital (Note 6)	293,220,091
Total distributable earnings (loss)	(77,079,261)

Net assets	$216,244,344

Net Asset Value Per Share	$2.09

Market Price Per Share	$1.89

[1]	Includes $16,509,102 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (unaudited)

Investment Income
Interest	$12,785,891
Securities lending (net of rebates)	31,073

Total investment income	12,816,964

Expenses
Investment advisory fees (Note 3)	1,448,923
Administrative services fees (Note 3)	35,406
Interest expense (Note 4)	2,505,650
Trustees’ fees	65,288
Custodian fees	44,844
Printing fees	35,622
Commitment fees (Note 4)	32,639
Legal fees	27,633
Audit and tax fees	22,848
Stock exchange listing fees	16,467
Transfer agent fees	13,723
Insurance expense	5,131
Miscellaneous expense	6,228

Total expenses	4,260,402
Less: fees waived and expenses reimbursed (Note 3)	(210,753)

Net expenses	4,049,649

Net investment income	8,767,315

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(14,052,495)
Net realized gain from foreign currency transactions	4,514
Net change in unrealized appreciation (depreciation) from investments	24,687,119
Net change in unrealized appreciation (depreciation) from foreign currency translations	3,221
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(374,013)

Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	10,268,346

Net increase in net assets resulting from operations	$19,035,661

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
From Operations
Net investment income	$8,767,315	$16,669,056
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(14,047,981)	(2,345,300)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	24,316,327	(51,748,658)

Net increase (decrease) in net assets resulting from operations	19,035,661	(37,424,902)

From Distributions
From distributable earnings	(9,626,777)	(16,765,342)
Return of capital	—	(2,488,213)

Net decrease in net assets resulting from distributions	(9,626,777)	(19,253,555)

Net increase (decrease) in net assets	9,408,884	(56,678,457)
Net Assets
Beginning of period	206,835,460	263,513,917

End of period	$216,244,344	$206,835,460

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Cash Flows
For the Six Months Ended April 30, 2023 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$19,035,661

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Decrease in interest receivable	$46,195
Decrease in accrued expenses	(72,997)
Increase in payable upon return of securities loaned	5,464,133
Increase in interest payable	141,998
Increase in commitment fees payable	19,216
Decrease in advisory fees payable	(4,040)
Net amortization of a premium or accretion of a discount on investments	(517,896)
Increase in cash segregated at brokers	(350,000)
Decrease in cash received from brokers	(98,829)
Purchases of long-term securities, net of change in payable for investments purchased	(51,734,196)
Sales of long-term securities, net of change in receivable for investments sold	59,865,042
Net proceeds from sales (purchases) of short-term securities	(3,301,109)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	(24,313,106)
Net realized loss from investments	14,052,495
Total adjustments		(803,094)

Net cash provided by operating activities[1]		$18,232,567

Cash Flows From Financing Activities
Borrowings on revolving credit facility	6,000,000
Repayments of credit facility	(14,000,000)
Cash dividends paid	(9,626,777)

Net cash used in financing activities		(17,626,777)

Net increase in cash		605,790
Cash — beginning of period		(425,435)

Cash — end of period		$180,355

[1]	Included in net cash provided by operating activities is cash of $2,363,652 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Financial Highlights

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31,
		2022	2021	2020	2019	2018
Per share operating performance
Net asset value, beginning of period	$2.00	$2.55	$2.39	$2.54	$2.57	$2.80

INVESTMENT OPERATIONS
Net investment income[1]	0.08	0.16	0.17	0.19	0.20	0.21
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	(0.52)	0.18	(0.14)	(0.00)[2]	(0.19)

Total from investment activities	0.18	(0.36)	0.35	0.05	0.20	0.02

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.17)	(0.17)	(0.19)	(0.19)	(0.21)
Return of capital	—	(0.02)	(0.02)	(0.01)	(0.04)	(0.04)

Total dividends and distributions	(0.09)	(0.19)	(0.19)	(0.20)	(0.23)	(0.25)

Net asset value, end of period	$2.09	$2.00	$2.55	$2.39	$2.54	$2.57

Per share market value, end of period	$1.89	$1.78	$2.50	$2.07	$2.53	$2.35

TOTAL INVESTMENT RETURN[3]
Net asset value	9.80%	(14.19)%	15.33%	3.43%	8.54%	0.68%
Market value	11.56%	(22.10)%	30.55%	(10.07)%	18.23%	(9.23)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$216,244	$206,835	$263,514	$247,017	$262,568	$266,232
Ratio of net expenses to average net assets	3.84%[4]	2.20%	1.58%	2.00%	2.70%	2.59%
Ratio of net expenses to average net assets excluding interest expense	1.47%[4]	1.43%	1.29%	1.37%	1.37%	1.41%
Ratio of net investment income to average net assets	8.32%[4]	7.04%	6.49%	8.10%	7.60%	7.81%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%[4]	0.18%	0.16%	0.18%	0.16%	0.15%
Average debt per share	$0.91	$0.93	$0.80	$0.93	$1.06	$1.20
Asset Coverage per $1,000 of Indebtedness	$3,590	$3,260	$4,214	$3,847	$3,854	$3,147
Portfolio turnover rate[5]	17%	46%	49%	33%	32%	42%

[1]	Per share information is calculated using the average shares outstanding method.
[2]	This amount represents less than $0.01 or $(0.01) per share.
[3]
Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized.

[4]	Annualized.
[5]
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements
April 30, 2023 (unaudited)

Note 1. Organization
Credit Suisse High Yield Bond Fund (the “Fund”) is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered as a non‑diversified, closed‑end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
A) SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a‑5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a‑5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$212,071,117	$117,716		$212,188,833
Bank Loans	—	52,015,648	9,690,442		61,706,090
Asset Backed Securities	—	16,488,391	—		16,488,391
Common Stocks	50,750	1,336,481	6,082		1,393,313
Warrants	—	—	0	[1]	0
Short-term Investments	20,385,819	—	—		20,385,819

	$20,436,569	$281,911,637	$9,814,240		$312,162,446

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$123,004	$—		$123,004

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$558,568	$—		$558,568

[1]	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$147,913	$8,741,291	$1,306,725	$0	(1)	$10,195,929
Accrued discounts (premiums)	(17,364)	(34,683)	—	—		(52,047)
Purchases	—	1,536,702	—	—		1,536,702
Sales	(47,941)	(2,929,160)	(26,482)	—		(3,003,583)
Realized gain (loss)	(206,350)	(362,748)	26,482	—		(542,616)
Change in unrealized appreciation (depreciation)	241,458	345,560	(92,625)	—		494,393
Transfers into Level 3	—	4,164,278	—	—		4,164,278
Transfers out of Level 3	—	(1,770,798)	(1,208,018)	—		(2,978,816)

Balance as of April 30, 2023	$117,716	$9,690,442	$6,082	$0	(1)	$9,814,240

Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2023	$(26,529)	$(58,732)	$—	$—		$(85,261)

(1)	Includes zero valued securities.
Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 04/30/2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$98,966	Income Approach	Expected Remaining Distribution	$0.50 ‑ $0.63 ($0.56)
	18,750	Vendor pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	9,690,442	Vendor pricing	Single Broker Quote	0.06 ‑ 1.09 (0.91)
Common Stocks	6,082	Income Approach	Expected Remaining Distribution	0.01 ‑ 1.48 (0.77)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value
Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2023, $4,164,278 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $2,978,816 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.
The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2023.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$123,004	$558,568	$—	$(374,013)
For the six months ended April 30, 2023, the Fund held an average monthly value on a net basis of $6,882,062 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over‑the‑counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non‑Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$35,356	$(760)	$—	$—	$34,596
Deutsche Bank	37,167	(536)	—	—	36,631
Morgan Stanley	50,481	—	—	—	50,481

	$123,004	$(1,296)	$—	$—	$121,708

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non‑Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$760	$(760)	$—	$—	$—
Deutsche Bank	536	(536)	—	—	—
JPMorgan Chase	557,272	—	—	—	557,272

	$558,568	$(1,296)	$—	$—	$557,272

(a)	Forward foreign currency contracts are included.
C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.
D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex‑dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex‑dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.
H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at April 30, 2023 are disclosed in the Schedule of Investments. At April 30, 2023, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $350,000.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2023, the Fund has no unfunded loan commitments.
Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of April 30, 2023, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$16,509,102	$16,815,013	$16,815,013
The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2023.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$16,509,102	$(16,509,102)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2023, total earnings received in connection with securities lending arrangements was $274,877, of which $233,166 was rebated to borrowers (brokers). The Fund retained $31,073 in income, and SSB, as lending agent, was paid $10,638.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1‑month, 3‑month, 6‑month and 12‑month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non‑representative of the underlying market. The Secured Overnight Financing Rate, or “SOFR,” is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.
Note 3. Transactions with Affiliates and Related Parties
Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2023, investment advisory fees earned and voluntarily waived were $1,448,923 and $210,753, respectively. These fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.
The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $130,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee on the unused amount. In addition, the Fund pays interest on borrowings at SOFR plus a spread. At April 30, 2023, the Fund had loans outstanding under the Agreement of $83,500,000. The Agreement was renewed on November 18, 2022 with a new termination date of November 17, 2023. For the six months ended April 30, 2023, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$93,748,619	5.31%	$97,500,000	$2,505,650	181
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 4. Line of Credit (continued)

to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$52,208,127	$62,832,261	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. There was no transactions in shares of beneficial interest of the Fund for the six months ended April 30, 2023.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 7. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 8. Subsequent Events
In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.
On June 12, 2023 (the “Closing Date”), Credit Suisse Group AG (“CS Group”) merged with and into UBS Group AG, a global financial services company (“UBS Group”), with UBS Group remaining as the surviving company (the “Transaction”), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC (“Credit Suisse”), the Fund’s investment manager. As a result of the Transaction, Credit Suisse is now an indirect wholly‑owned subsidiary of UBS Group.
In addition, on June 7, 2023, Credit Suisse and certain of its affiliates filed an application (the “Application”) for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser to registered investment companies, including the Fund, in connection with a consent order and final judgment (the “Consent Judgment”) filed in New Jersey Superior Court on October 24, 2022. The Consent Judgment was entered against certain of Credit Suisse’s affiliates, but did not involve the Fund or the services that Credit Suisse and its affiliates provided to the Fund. Because Credit Suisse is an affiliate of the entities subject to the Consent Judgment, it could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit Suisse and its affiliates, as well as to UBS Group and its affiliates (“UBS”), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse and certain of its affiliates also applied for (i) a time‑limited exemption from Section 9(a) (the “Time‑Limited Exemption”), which, if granted, would enable Credit Suisse to provide investment advisory services to the Fund until the 12‑month anniversary of the Closing Date (by which point it is currently anticipated that such services will be transferred to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.
No immediate changes to the Fund’s investment strategies or portfolio managers in connection with the Transaction or the Time‑Limited Exemption are anticipated at this time. It is expected that the investment advisory services that Credit Suisse provides to the Fund will be transitioned (through merger of entities or transfer of services) to one or more UBS asset management affiliates within one year of the Closing Date, subject to any approvals deemed necessary. However, such changes have not yet been finalized.

Credit Suisse High Yield Bond Fund
Shareholder Meeting Results (unaudited)

On February 21, 2023, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the “Fund”) was held and the following matter was voted upon:
(1) To elect one Trustee to the Board of Trustees of the Fund:

NAME OF TRUSTEE	“FOR”	WITHHELD
Samantha Kappagoda	64,047,282	4,524,785
In addition to the Trustee elected at the meeting, Laura A. DeFelice, Mahendra R. Gupta, John G. Popp, and Steven N. Rappaport continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current advisory agreement (the “Advisory Agreement”) for the Credit Suisse High Yield Bond Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”), including all of the trustees who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “Independent Trustees”), at a special Zoom meeting held on November 9, 2022 where the Board discussed information and materials previously provided to them in connection with the renewal of the Advisory Agreement, and at an in-person meeting held on November 14 and 15, 2022, considered the following factors:
Investment Advisory Fee Rates and Expenses
The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund’s total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the “Managed Assets”) less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (the “Contractual Advisory Fee”) in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC (“Credit Suisse”), the Fund’s investment adviser. The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.831% for the fiscal year ended October 31, 2022, paid by the Fund after taking waivers and breakpoints into account (the “Net Advisory Fee”). The Board noted that Credit Suisse, at the Board’s request, had revised the voluntary waiver as of January 1, 2011 so that it was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.
Additionally, the Board received and considered information comparing the Fund’s Contractual Advisory Fee, the Fund’s Net Advisory Fee and the Fund’s overall expenses with those of funds in both the relevant expense group (“Expense Group”) and universe of funds (“Expense Universe”) provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund’s advisory fees and overall expenses were generally above the range of its peers, as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.
Nature, Extent and Quality of the Services under the Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment advisory services set forth in the Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund’s non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund’s credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board also considered Credit Suisse’s compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse’s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments,

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited) (continued)

as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse’s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.
Fund Performance
The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group (“Performance Group”) and universe of funds (“Performance Universe”) for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and either outperformed or performed in line with its Performance Universe over various longer investment periods reported. The Board considered that the Fund has continued to trade relatively well, at a discount to net asset value. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives as well as the performance of the Fund relative to its peers.
Credit Suisse Profitability
The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse’s profitability, Credit Suisse’s methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse’s profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.
Economies of Scale
The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund’s Contractual Advisory Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow, as well as the current voluntary expense waiver. Additionally, at times when the Fund’s shares have traded at a premium to its net asset value, the Fund has endeavored to conduct at-the-market offerings to raise additional assets, most recently in 2017. The Board also noted that further economies of scale potentially could be realized once the Fund’s shares again traded at a premium to net asset value whereby an additional at-the-market offering could be conducted to increase the Fund’s assets. The Board received information regarding Credit Suisse’s profitability in connection with providing advisory services to the Fund, including Credit Suisse’s costs in providing the services.

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse
The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse’s businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates).
The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse’s policies and practices regarding soft dollars and reviewed Credit Suisse’s method for allocating portfolio investment opportunities among its advisory clients.
Other Factors and Broader Review
As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse’s compliance procedures.
Conclusions
In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•
The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for the funds in the Fund’s Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•
The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•
In light of the costs of providing investment management and other services to the Fund and Credit Suisse’s ongoing commitment to the Fund and willingness to waive fees, Credit Suisse’s net profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.
No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed‑End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e‑mail address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non‑U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

Credit Suisse High Yield Bond Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12‑month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1‑800‑293‑1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov
The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N‑PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N‑Q. The Fund’s Forms N‑PORT and N‑Q are available on the SEC’s website at www.sec.gov.
Funds Managed by Credit Suisse Asset Management, LLC

CLOSED‑END FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Bond Fund (NYSE American: DHY)
Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1‑800‑293‑1232 or visit our website at www.credit-suisse.com/us/funds

OPEN‑END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1‑877‑870‑2874. Performance information current to the most recent month‑end is available at www.credit-suisse.com/us/funds.
Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse High Yield Bond Fund
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2022). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2022).

Credit Suisse High Yield Bond Fund
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.
If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730‑6001 (U.S. and Canada)
(781) 575‑3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse High Yield Bond Fund
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3078
Overnight correspondence should be sent to:
Computershare
150 Royall St., Suite 101
Canton, MA 02021
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0423

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 27, 2022.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2023

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: June 30, 2023